Employee benefits expense (Tables)	12 Months Ended
Mar. 31, 2026
Classes of employee benefits expense [abstract]
Summary of Employee Benefits Expense

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Salaries, wages and bonus	2,570	3,041	5,113	54
Contribution to provident and other funds (refer Note 37)	126	150	319	3
Share based expenses (refer Note 39)	1,653	1,277	897	10
Gratuity expense (refer Note 37)	36	41	105	1
Staff welfare expenses	82	107	152	2
Total	4,467	4,616	6,586	70